INTANGIBLE ASSETS AND GOODWILL, NET (Details 3) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 1,342,890	S/ 1,324,541	S/ 1,269,271
Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	98,746	94,765
Credicorp Capital Colombia - Correval [Member] | Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	52,635	49,287
Inversiones IMT [Member] | Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 46,111	S/ 45,478